INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statements Line Items
INCOME TAXES [Text Block]

11.INCOME TAXES

During the 2015 fiscal year, a tax liability in the amount of $2,004,272 was recorded with respect to estimated US outstanding taxes payable. During the year ended December 31, 2016, new information was obtained indicating that there was a reduction of $1,170,105, therefore no income tax should be payable. The reversal of the tax provision has been accounted for as a change in tax estimate and has been adjusted prospectively as an income tax recovery during the year ended December 31, 2016. The amounts included in income tax payable represent penalties and interest.

The Company has approximately $6,160,000 in non-capital losses in the US that may be applied against future taxable income (expiring in 2032 or later).

The tax effected items that give rise to significant portions of deferred income tax assets and tax liabilities at December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets
Non-capital loss carry-forwards	$137,251	$372,616
Deferred income tax assets	$137,251	$372,616
Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(112,422)	$(154,043)
Excess of carrying value over tax value of intangible assets	(24,829)	(218,573)
Deferred income tax liability	$(137,251)	$(372,616)
Net deferred tax asset (liability)	$-	$-

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets are recognized as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Excess of tax value over carrying value of mineral properties	$12,708	$13,807
Non-capital losses carried forward	4,660,241	4,126,977
Unrealized foreign exchange gain	-	115,642
Unrecognized deductible temporary differences	$4,672,949	$4,256,426

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% (2017 - $26.00%; 2016 - 26.00%) to income (loss) before income taxes as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Income (loss) before income taxes	$(56,711)	$(5,166,207)	$(3,454,778)
Statutory income tax rate	27.00%	26.00%	26.00%
Income tax (benefit) expense computed at statutory tax rate	(15,312)	(1,343,214)	(898,242)
Items not deductible for income tax purposes	77,417	(100,626)	114,580
Under/(over) provision of taxes in prior years	-	-	(824,607)
Change in timing differences	(80,965)	187,473	372,451
Impact on foreign exchange on tax assets and liabilities	(90,212)	117,313	162,359
Difference between Canadian and foreign taxes	3,403	(464,959)	(119,976)
Effect of change in tax rates	(42,564)	-	-
Unused tax losses and tax offsets not recognized	148,233	1,431,580	(414,825)
Income tax expense (recovery)	-	(172,433)	(1,608,260)
Penalties and interest included in income tax expense (recovery)	(290,818)	-	614,283
Texas margin tax and branch tax	39,654	22,137	4,791
Income tax expense (recovery)	$(251,164)	$(150,296)	$(989,186)